Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2019	2018
Furniture and fixtures	$—	$334
Equipment	—	208
Leasehold improvements	—	147
	—	689
Less accumulated depreciation and amortization	—	(535)
Total	$—	$154